9. RECEIVABLES (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Receivables [Abstract]
Tenant rental income earned but not invoiced	$ 15,264	$ 35,029
Allowance for doubtful accounts	26,400	26,400
Consulting receivable,	13,600	13,600
Gross receivable	40,000	40,000
Net of allowance for doubtful accounts	$ (26,400)	$ (26,400)